S000045649 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	114 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
FTSE All World Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.00%	11.68%	7.68%
FTSE EPRA Nareit Global REITs Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.61%	3.47%	2.95%
iShares Global REIT ETF
Prospectus [Line Items]
Average Annual Return, Percent		10.43%	4.24%	3.74%
Performance Inception Date				Jul. 08, 2014
iShares Global REIT ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.18%	3.00%	2.25%
iShares Global REIT ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.40%	2.87%	2.32%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.